Intermediate Bond Fund

Schedule of Portfolio Investments

December 31, 2019 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
BONDS – 98.64%
ASSET-BACKED SECURITIES — 6.06%**
Academic Loan Funding Trust, Series 2012-1A, Class A2
(LIBOR USD 1-Month plus 1.10%)
2.89%	12/27/44	[1,2]	$731,447	$736,656
AMMC CLO 19 Ltd., Series 2016-19A, Class AR (Cayman Islands)
(LIBOR USD 3-Month plus 1.14%)
3.14%	10/16/28	[1,2,3]	920,000	920,012
Barings CLO Ltd., Series 2013-IA, Class AR (Cayman Islands)
(LIBOR USD 3-Month plus 0.80%)
2.77%	01/20/28	[1,2,3]	1,315,000	1,314,348
Barings CLO Ltd., Series 2016-2A, Class AR (Cayman Islands)
(LIBOR USD 3-Month plus 1.08%)
3.05%	07/20/28	[1,2,3]	50,000	50,024
Bayview Commercial Asset Trust, Series 2004-3, Class A1
(LIBOR USD 1-Month plus 0.56%)
2.35%	01/25/35	[1,2]	371,555	369,925
Brazos Higher Education Authority, Inc., Series 2010-1, Class A2
(LIBOR USD 3-Month plus 1.20%)
3.11%	02/25/35	[1]	650,000	649,029
Brazos Higher Education Authority, Inc., Series 2011-1, Class A2
(LIBOR USD 3-Month plus 0.80%)
2.71%	02/25/30	[1]	28,444	28,452
Brazos Higher Education Authority, Inc., Series 2011-2, Class A3
(LIBOR USD 3-Month plus 1.00%)
2.94%	10/27/36	[1]	1,030,000	1,029,108
CIT Education Loan Trust, Series 2007-1, Class A
(LIBOR USD 3-Month plus 0.09%)
2.04%	03/25/42	[1,2]	261,154	250,500
Corevest American Finance Trust, Series 2019-1, Class XA (IO)
2.16%	03/15/52	[2,4]	5,960,599	541,480
Dryden 71 CLO Ltd., Series 2018-71A, Class A (Cayman Islands)
(LIBOR USD 3-Month plus 1.15%)
3.15%	01/15/29	[1,2,3]	1,715,000	1,715,031
Dryden XXVI Senior Loan Fund, Series 2013-26A, Class AR (Cayman Islands)
(LIBOR USD 3-Month plus 0.90%)
2.90%	04/15/29	[1,2,3]	1,785,000	1,784,018

Issues	Maturity Date		Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
Educational Funding of the South, Inc., Series 2011-1, Class A2
(LIBOR USD 3-Month plus 0.65%)
2.59%	04/25/35	[1]	$283,382	$280,778
GCO Education Loan Funding Trust II, Series 2006-2AR, Class A1RN
(LIBOR USD 1-Month plus 0.65%)
2.44%	08/27/46	[1,2]	769,270	733,834
Global SC Finance II SRL, Series 2014-1A, Class A2 (Barbados)
3.09%	07/17/29	[2,3]	767,708	767,302
Higher Education Funding I, Series 2014-1, Class A
(LIBOR USD 3-Month plus 1.05%)
2.96%	05/25/34	[1,2]	1,173,324	1,173,841
J.G. Wentworth XXX LLC, Series 2013-3A, Class A
4.08%	01/17/73	[2]	446,100	475,139
J.G. Wentworth XXXII LLC, Series 2014-2A, Class A
3.61%	01/17/73	[2]	831,220	866,848
LCM XIX LP, Series 19A, Class AR (Cayman Islands)
(LIBOR USD 3-Month plus 1.24%)
3.24%	07/15/27	[1,2,3]	50,000	50,012
LCM XX LP, Series 20A, Class AR (Cayman Islands)
(LIBOR USD 3-Month plus 1.04%)
3.01%	10/20/27	[1,2,3]	1,700,000	1,698,215
Magnetite XVIII Ltd., Series 2016-18A, Class AR (Cayman Islands)
(LIBOR USD 3-Month plus 1.08%)
2.99%	11/15/28	[1,2,3]	50,000	49,991
Navient Student Loan Trust, Series 2014-1, Class A3
(LIBOR USD 1-Month plus 0.51%)
2.30%	06/25/31	[1]	756,780	742,910
Navient Student Loan Trust, Series 2014-2, Class A
(LIBOR USD 1-Month plus 0.64%)
2.43%	03/25/83	[1]	67,932	66,245
Navient Student Loan Trust, Series 2014-3, Class A
(LIBOR USD 1-Month plus 0.62%)
2.41%	03/25/83	[1]	1,829,417	1,788,641
Navient Student Loan Trust, Series 2014-4, Class A
(LIBOR USD 1-Month plus 0.62%)
2.41%	03/25/83	[1]	1,690,098	1,646,478
Navient Student Loan Trust, Series 2016-2A, Class A3
(LIBOR USD 1-Month plus 1.50%)
3.29%	06/25/65	[1,2]	1,640,000	1,676,326

December 2019 / 1

Intermediate Bond Fund

Schedule of Portfolio Investments

December 31, 2019 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
Nelnet Student Loan Trust, Series 2011-1A, Class A
(LIBOR USD 1-Month plus 0.85%)
2.64%	02/25/48	[1,2]	$991,313	$985,194
Nelnet Student Loan Trust, Series 2014-4A, Class A2
(LIBOR USD 1-Month plus 0.95%)
2.74%	11/25/48	[1,2]	1,370,000	1,345,059
Nelnet Student Loan Trust, Series 2019-4A, Class A
(LIBOR USD 1-Month plus 0.87%)
2.66%	09/26/67	[1,2]	1,844,728	1,847,318
Northstar Education Finance, Inc., Series 2007-1, Class A2
(LIBOR USD 3-Month plus 0.75%)
2.69%	01/29/46	[1]	61,743	60,993
Recette CLO Ltd., Series 2015-1A, Class AR (Cayman Islands)
(LIBOR USD 3-Month plus 0.92%)
2.89%	10/20/27	[1,2,3]	1,632,826	1,632,871
SLC Student Loan Trust, Series 2004-1, Class B
(LIBOR USD 3-Month plus 0.29%)
2.20%	08/15/31	[1]	151,003	135,407
SLC Student Loan Trust, Series 2008-1, Class A4A
(LIBOR USD 3-Month plus 1.60%)
3.49%	12/15/32	[1]	332,692	337,327
SLM Student Loan Trust, Series 2004-2, Class B
(LIBOR USD 3-Month plus 0.47%)
2.41%	07/25/39	[1]	184,916	171,145
SLM Student Loan Trust, Series 2006-2, Class A6
(LIBOR USD 3-Month plus 0.17%)
2.11%	01/25/41	[1]	87,453	83,490
SLM Student Loan Trust, Series 2006-8, Class A6
(LIBOR USD 3-Month plus 0.16%)
2.10%	01/25/41	[1]	1,025,000	972,741
SLM Student Loan Trust, Series 2008-2, Class A3
(LIBOR USD 3-Month plus 0.75%)
2.69%	04/25/23	[1]	4,095,256	4,032,208
SLM Student Loan Trust, Series 2008-2, Class B
(LIBOR USD 3-Month plus 1.20%)
3.14%	01/25/83	[1]	185,000	177,499
SLM Student Loan Trust, Series 2008-3, Class B
(LIBOR USD 3-Month plus 1.20%)
3.14%	04/26/83	[1]	185,000	176,285

Issues	Maturity Date		Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
SLM Student Loan Trust, Series 2008-4, Class B
(LIBOR USD 3-Month plus 1.85%)
3.79%	04/25/73	[1]	$185,000	$180,778
SLM Student Loan Trust, Series 2008-5, Class B
(LIBOR USD 3-Month plus 1.85%)
3.79%	07/25/73	[1]	2,235,000	2,200,114
SLM Student Loan Trust, Series 2008-6, Class A4
(LIBOR USD 3-Month plus 1.10%)
3.04%	07/25/23	[1]	2,187,133	2,174,080
SLM Student Loan Trust, Series 2008-6, Class B
(LIBOR USD 3-Month plus 1.85%)
3.79%	07/26/83	[1]	185,000	179,322
SLM Student Loan Trust, Series 2008-7, Class B
(LIBOR USD 3-Month plus 1.85%)
3.79%	07/26/83	[1]	185,000	179,493
SLM Student Loan Trust, Series 2008-8, Class B
(LIBOR USD 3-Month plus 2.25%)
4.19%	10/25/75	[1]	185,000	186,158
SLM Student Loan Trust, Series 2008-9, Class A
(LIBOR USD 3-Month plus 1.50%)
3.44%	04/25/23	[1]	816,828	819,531
SLM Student Loan Trust, Series 2008-9, Class B
(LIBOR USD 3-Month plus 2.25%)
4.19%	10/25/83	[1]	1,885,000	1,901,346
SLM Student Loan Trust, Series 2009-3, Class A
(LIBOR USD 1-Month plus 0.75%)
2.54%	01/25/45	[1,2]	3,432,638	3,372,940
SLM Student Loan Trust, Series 2011-2, Class A2
(LIBOR USD 1-Month plus 1.20%)
2.99%	10/25/34	[1]	500,000	506,888
SLM Student Loan Trust, Series 2012-7, Class A3
(LIBOR USD 1-Month plus 0.65%)
2.44%	05/26/26	[1]	691,581	675,436
Structured Receivables Finance LLC, Series 2010-A, Class B
7.61%	01/16/46	[2]	517,897	599,953
Student Loan Consolidation Center Student Loan Trust I, Series 2002-2, Class B2
(28 Day Auction Rate plus 0.00%)
1.61%	07/01/42	[1,2]	600,000	562,078

2 / December 2019

Intermediate Bond Fund

Schedule of Portfolio Investments

December 31, 2019 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
TCI-Flatiron CLO Ltd., Series 2016-1A, Class AR (Cayman Islands)
(LIBOR USD 3-Month plus 1.22%)
3.22%	07/17/28	[1,2,3]	$10,000	$10,004
Treman Park CLO Ltd., Series 2015-1A, Class ARR (Cayman Islands)
(LIBOR USD 3-Month plus 1.07%)
3.04%	10/20/28	[1,2,3]	50,000	49,993

Total Asset-Backed Securities (Cost $47,053,499)				46,960,794

BANK LOANS — 0.68%*
Automotive — 0.02%
Panther BF Aggregator 2 LP Term Loan B, 1st Lien
(LIBOR plus 3.50%)
5.30%	04/30/26	[1,2]	199,500	200,560

Communications — 0.18%
CSC Holdings LLC, Term Loan B, 1st Lien
(LIBOR plus 2.25%)
3.99%	01/15/26	[1,2]	357,300	358,283
Frontier Communications Corp., Term Loan B, 1st Lien
(LIBOR plus 3.75%)
5.55%	06/17/24	[1,2]	523,657	527,331
Intelsat Jackson Holdings SA, Term Loan B5, 1st Lien (Luxembourg)
6.63%	01/02/24	[1,2,3]	225,000	228,497
Lamar Media Corp., Term Loan B, 1st Lien
(LIBOR plus 1.75%)
3.56%	03/14/25	[1,2]	196,500	197,974
Sprint Communications, Inc., Term Loan B, 1st Lien
(LIBOR plus 2.50%)
4.31%	02/02/24	[1,2]	54,165	53,785

				1,365,870

Consumer Discretionary — 0.06%
Reynolds Group Holdings, Inc., Term Loan B, 1st Lien
(LIBOR plus 2.75%)
4.55%	02/06/23	[1,2]	435,409	437,316

Electric — 0.00%
Vistra Operations Co., LLC, Term Loan B3, 1st Lien
(LIBOR plus 1.75%)
3.49%	12/31/25	[1,2]	7,704	7,761
3.55%	12/31/25	[1,2]	32,296	32,535

				40,296

Issues	Maturity Date		Principal Amount	Value
BANK LOANS (continued)
Finance — 0.20%
Avolon TLB Borrower 1 US LLC, Term Loan B3, 1st Lien
(LIBOR plus 1.75%)
3.51%	01/15/25	[1,2]	$95,108	$95,821
Delos Finance SARL, Term Loan B, 1st Lien
(LIBOR plus 1.75%)
3.69%	10/06/23	[1,2]	1,456,095	1,463,529

				1,559,350

Gaming — 0.01%
Churchill Downs, Inc., Term Loan B, 1st Lien
(LIBOR plus 2.00%)
3.80%	12/27/24	[1,2]	54,171	54,577

Health Care — 0.04%
Change Healthcare Holdings LLC, Term Loan B, 1st Lien
(LIBOR plus 2.50%)
4.30%	03/01/24	[1,2]	195,228	196,204
Kindred at Home, Term Loan, 1st Lien
(LIBOR plus 3.75%)
5.56%	07/02/25	[1,2]	29,625	29,819
MPH Acquisition Holdings LLC, Term Loan B, 1st Lien
(LIBOR plus 2.75%)
4.69%	06/07/23	[1,2]	91,103	90,045

				316,068

Industrials — 0.06%
Berry Global, Inc., Term Loan U, 1st Lien
(LIBOR plus 2.50%)
4.22%	07/01/26	[1,2]	248,750	249,770
TransDigm, Inc., Term Loan E, 1st Lien
(LIBOR plus 2.50%)
4.30%	05/30/25	[1,2]	197,985	198,840

				448,610

Information Technology — 0.08%
Broadcom, Inc., Delayed-Draw Term Loan A3
(LIBOR plus 1.25%)
1.25%	11/04/22	[1,2]	500,000	498,020
SS&C Technologies Holdings Europe SARL, Term Loan B4, 1st Lien
(LIBOR plus 2.25%)
4.05%	04/16/25	[1,2]	68,138	68,694

December 2019 / 3

Intermediate Bond Fund

Schedule of Portfolio Investments

December 31, 2019 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
BANK LOANS (continued)
Information Technology (continued)
SS&C Technologies, Inc., Term Loan B3, 1st Lien
(LIBOR plus 2.25%)
4.05%	04/16/25	[1,2]	$98,273	$99,076

				665,790

Real Estate Investment Trust (REIT) — 0.03%
MGM Growth Properties, Term Loan B, 1st Lien
(LIBOR plus 2.00%)
3.80%	03/21/25	[1,2]	217,543	218,827

Total Bank Loans (Cost $5,263,521)				5,307,264

CORPORATES — 27.14%*
Automotive — 0.12%
General Motors Co.
4.88%	10/02/23		845,000	907,448

Banking — 2.18%
Bank of America Corp.
3.00%	12/20/23	[4]	1,871,000	1,915,599
Bank of America Corp. (MTN)
3.09%	10/01/25	[4]	152,000	156,982
3.56%	04/23/27	[4]	605,000	639,987
3.97%	03/05/29	[4]	40,000	43,548
Bank of New York Mellon Corp. (The) (MTN)
2.50%	04/15/21		1,076,000	1,084,026
2.60%	02/07/22		665,000	675,094
3.25%	09/11/24		365,000	383,113
JPMorgan Chase & Co.
3.51%	06/18/22	[4]	40,000	40,874
3.96%	01/29/27	[4]	50,000	54,305
4.02%	12/05/24	[4]	1,820,000	1,941,968
Lloyds Banking Group PLC (United Kingdom)
2.91%	11/07/23	[3,4]	2,800,000	2,843,244
3.90%	03/12/24	[3]	355,000	375,121
Santander UK Group Holdings PLC (United Kingdom)
2.88%	10/16/20	[3]	1,065,000	1,072,281
4.80%	11/15/24	[3,4]	50,000	54,025
U.S. Bancorp, Series V (MTN)
2.63%	01/24/22		95,000	96,535
Wells Fargo & Co.
3.00%	10/23/26		1,810,000	1,856,670
3.07%	01/24/23		50,000	51,053
Wells Fargo & Co. (MTN)
2.41%	10/30/25	[4]	3,275,000	3,280,315

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Banking (continued)
Wells Fargo Bank N.A. (BKNT)
2.08%	09/09/22	[4]	$355,000	$355,541

				16,920,281

Communications — 2.47%
AT&T, Inc.
3.40%	05/15/25		325,000	340,619
3.55%	06/01/24		800,000	841,647
3.60%	07/15/25		1,155,000	1,222,972
3.88%	01/15/26		1,530,000	1,641,833
4.10%	02/15/28		50,000	54,452
(LIBOR USD 3-Month plus 1.18%)
3.07%	06/12/24	[1]	1,200,000	1,223,148
Charter Communications Operating LLC/ Charter Communications Operating Capital
4.91%	07/23/25		1,500,000	1,649,535
Comcast Corp.
2.75%	03/01/23		45,000	46,002
CSC Holdings LLC
5.50%	05/15/26	[2]	350,000	371,372
6.50%	02/01/29	[2]	43,000	48,026
Intelsat Jackson Holdings SA (Luxembourg)
8.50%	10/15/24	[2,3]	1,003,000	913,357
9.75%	07/15/25	[2,3]	585,000	542,345
Level 3 Financing, Inc.
4.63%	09/15/27	[2]	131,000	134,360
SES GLOBAL Americas Holdings GP
5.30%	03/25/44	[2]	750,000	736,383
SES SA (Luxembourg)
3.60%	04/04/23	[2,3]	1,500,000	1,535,029
Sirius XM Radio, Inc.
3.88%	08/01/22	[2]	219,000	223,928
Sprint Communications, Inc.
7.00%	03/01/20	[2]	534,000	537,476
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC
3.36%	09/20/21	[2]	1,676,500	1,693,516
4.74%	03/20/25	[2]	780,000	828,278
5.15%	03/20/28	[2]	785,000	857,885
Time Warner Cable LLC
4.00%	09/01/21		50,000	51,177
T-Mobile USA, Inc.
4.50%	02/01/26		172,000	176,405
6.00%	03/01/23		280,000	285,624
6.00%	04/15/24		293,000	303,252
6.50%	01/15/24		367,000	378,183
ViacomCBS, Inc.
2.50%	02/15/23		40,000	40,291
4.25%	09/01/23		1,000,000	1,064,206

4 / December 2019

Intermediate Bond Fund

Schedule of Portfolio Investments

December 31, 2019 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Communications (continued)
Vodafone Group PLC (United Kingdom)
3.75%	01/16/24	[3]	$500,000	$528,133
4.38%	05/30/28	[3]	780,000	865,538

				19,134,972

Consumer Discretionary — 0.88%
Anheuser-Busch InBev Worldwide, Inc.
4.75%	01/23/29		730,000	846,845
Bacardi Ltd. (Bermuda)
4.70%	05/15/28	[2,3]	740,000	807,320
BAT Capital Corp.
2.76%	08/15/22		755,000	766,372
3.46%	09/06/29		770,000	780,537
3.56%	08/15/27		820,000	836,605
4.39%	08/15/37		385,000	390,553
Reckitt Benckiser Treasury Services PLC (United Kingdom)
2.75%	06/26/24	[2,3]	1,595,000	1,627,877
Reynolds American, Inc.
4.45%	06/12/25		365,000	393,346
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Luxembourg SA
5.75%	10/15/20		339,188	340,036

				6,789,491

Electric — 1.86%
AEP Texas, Inc.
3.85%	10/01/25	[2]	1,150,000	1,200,228
Duke Energy Corp.
2.65%	09/01/26		30,000	30,170
Duquesne Light Holdings, Inc.
5.90%	12/01/21	[2]	395,000	419,976
6.40%	09/15/20	[2]	1,843,000	1,891,718
Entergy Corp.
4.00%	07/15/22		955,000	995,764
Entergy Mississippi LLC
3.10%	07/01/23		1,435,000	1,469,835
Evergy Metro, Inc.
3.65%	08/15/25		640,000	683,244
KCP&L Greater Missouri Operations Co.
8.27%	11/15/21		1,995,000	2,213,279
Metropolitan Edison Co.
4.00%	04/15/25	[2]	770,000	811,165
MidAmerican Energy Co.
3.10%	05/01/27		45,000	46,967
NextEra Energy Capital Holdings, Inc.
(LIBOR USD 3-Month plus 0.55%)
2.46%	08/28/21	[1]	1,635,000	1,635,289

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Electric (continued)
Public Service Co. of New Mexico
3.85%	08/01/25		$1,405,000	$1,460,653
Southwestern Electric Power Co.
3.55%	02/15/22		955,000	977,821
Tucson Electric Power Co.
3.85%	03/15/23		595,000	618,299

				14,454,408

Energy — 2.69%
Brooklyn Union Gas Co. (The)
3.41%	03/10/26	[2]	2,555,000	2,676,324
Canadian Natural Resources Ltd. (Canada)
3.85%	06/01/27	[3]	8,000	8,527
Concho Resources, Inc.
3.75%	10/01/27		30,000	31,581
Energy Transfer Operating LP
4.05%	03/15/25		2,000,000	2,107,587
5.50%	06/01/27		71,000	79,942
5.88%	01/15/24		1,000,000	1,108,750
Energy Transfer Partners LP/Regency Energy Finance Corp.
5.00%	10/01/22		130,000	137,837
EQT Corp.
3.90%	10/01/27		170,000	158,308
Matador Resources Co.
5.88%	09/15/26		225,000	226,837
NiSource, Inc.
2.65%	11/17/22		970,000	981,887
Petroleos Mexicanos (Mexico)
2.00%	12/20/22	[3]	900,000	900,285
6.50%	01/23/29	[3]	925,000	973,852
6.63%	06/15/35	[3]	1,570,000	1,613,858
6.84%	01/23/30	[2,3]	1,150,000	1,231,880
Plains All American Pipeline LP/PAA Finance Corp.
4.65%	10/15/25		780,000	834,061
Range Resources Corp.
4.88%	05/15/25		225,000	192,938
Rockies Express Pipeline LLC
4.95%	07/15/29	[2]	1,000,000	998,208
Ruby Pipeline LLC
6.50%	04/01/22	[2]	716,477	741,554
Sabine Pass Liquefaction LLC
5.75%	05/15/24		1,081,000	1,204,304
Spectra Energy Partners LP
4.75%	03/15/24		1,500,000	1,636,053
Sunoco Logistics Partners Operations LP
3.45%	01/15/23		105,000	106,916

December 2019 / 5

Intermediate Bond Fund

Schedule of Portfolio Investments

December 31, 2019 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Energy (continued)
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
6.88%	01/15/29	[2]	$119,000	$132,310
TC PipeLines LP
4.65%	06/15/21		2,030,000	2,089,232
USA Compression Partners LP/USA Compression Finance Corp.
6.88%	09/01/27		181,000	188,864
Williams Cos., Inc. (The)
3.35%	08/15/22		480,000	492,559

				20,854,454

Finance — 5.13%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)
3.95%	02/01/22	[3]	160,000	165,368
4.45%	12/16/21	[3]	750,000	781,960
Air Lease Corp.
2.13%	01/15/20		1,170,000	1,169,943
2.25%	01/15/23		1,000,000	1,001,670
4.75%	03/01/20		35,000	35,142
Citibank N.A. (BKNT)
2.10%	06/12/20		290,000	290,162
Daimler Finance North America LLC
3.00%	02/22/21	[2]	30,000	30,302
(LIBOR USD 3-Month plus 0.90%)
2.81%	02/15/22	[1,2]	1,900,000	1,915,246
Durrah MSN 35603 (Cayman Islands)
1.68%	01/22/25	[3]	2,951,114	2,926,331
Ford Motor Credit Co. LLC
2.34%	11/02/20		1,095,000	1,093,669
2.43%	06/12/20		850,000	849,549
3.20%	01/15/21		2,500,000	2,513,594
3.22%	01/09/22		500,000	503,842
3.34%	03/28/22		40,000	40,365
3.81%	10/12/21		385,000	392,241
5.60%	01/07/22		1,330,000	1,402,079
5.88%	08/02/21		1,555,000	1,628,376
(LIBOR USD 3-Month plus 0.81%)
2.71%	04/05/21	[1]	850,000	846,728
GE Capital International Funding Co.
(Ireland)
2.34%	11/15/20	[3]	4,185,000	4,182,280
4.42%	11/15/35	[3]	1,000,000	1,071,522
General Motors Financial Co., Inc.
2.65%	04/13/20		50,000	50,065
3.55%	04/09/21		1,000,000	1,019,193
Goldman Sachs Group, Inc. (The)
2.63%	04/25/21		50,000	50,448
2.75%	09/15/20		1,275,000	1,281,147

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Finance (continued)
3.27%	09/29/25	[4]	$2,990,000	$3,093,771
3.75%	02/25/26		20,000	21,186
Nationwide Building Society (United Kingdom)
3.62%	04/26/23	[2,3,4]	390,000	401,354
3.77%	03/08/24	[2,3,4]	730,000	756,169
Park Aerospace Holdings Ltd. (Cayman Islands)
4.50%	03/15/23	[2,3]	1,010,000	1,063,246
Raymond James Financial, Inc.
3.63%	09/15/26		250,000	264,492
5.63%	04/01/24		1,990,000	2,243,833
Safina Ltd. (Cayman Islands)
2.00%	12/30/23	[3]	4,941,333	4,939,606
Sandalwood 2013 LLC
2.90%	07/10/25		1,730,890	1,772,013

				39,796,892

Food — 0.93%
Campbell Soup Co.
3.30%	03/15/21		30,000	30,454
(LIBOR USD 3-Month plus 0.50%)
2.39%	03/16/20	[1]	1,000,000	1,000,359
Conagra Brands, Inc.
4.60%	11/01/25		1,400,000	1,547,877
Kraft Heinz Foods Co.
3.75%	04/01/30	[2]	4,495,000	4,635,795

				7,214,485

Gaming — 0.04%
Churchill Downs, Inc.
5.50%	04/01/27	[2]	301,000	319,436

Health Care — 4.46%
AbbVie, Inc.
3.20%	11/21/29	[2]	1,960,000	1,996,486
3.60%	05/14/25		1,767,000	1,868,188
Aetna, Inc.
2.80%	06/15/23		50,000	50,849
3.50%	11/15/24		1,250,000	1,309,465
Allergan Funding SCS (Luxembourg)
3.85%	06/15/24	[3]	1,342,000	1,410,535
Allergan Sales LLC
5.00%	12/15/21	[2]	500,000	523,102
Amgen, Inc.
3.63%	05/15/22		50,000	51,686
Anthem, Inc.
3.13%	05/15/22		1,995,000	2,045,810
Bausch Health Cos., Inc. (Canada)
5.75%	08/15/27	[2,3]	294,000	319,534

6 / December 2019

Intermediate Bond Fund

Schedule of Portfolio Investments

December 31, 2019 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Health Care (continued)
Bayer U.S. Finance II LLC
4.25%	12/15/25	[2]	$50,000	$54,003
4.38%	12/15/28	[2]	2,600,000	2,840,506
5.50%	08/15/25	[2]	1,100,000	1,221,157
Bayer U.S. Finance LLC
3.38%	10/08/24	[2]	1,020,000	1,050,818
Baylor Scott & White Holdings
2.65%	11/15/26		1,530,000	1,521,041
Becton Dickinson and Co.
2.89%	06/06/22		820,000	832,792
3.25%	11/12/20		30,000	30,291
3.73%	12/15/24		1,300,000	1,379,061
Bristol-Myers Squibb Co.
3.45%	11/15/27	[2]	500,000	535,675
CHS/Community Health Systems, Inc.
8.00%	03/15/26	[2]	152,000	157,844
8.63%	01/15/24	[2]	90,000	95,624
Cigna Corp.
3.05%	10/15/27	[2]	1,315,000	1,333,503
4.13%	11/15/25		2,365,000	2,569,876
CVS Health Corp.
2.88%	06/01/26		50,000	50,775
3.25%	08/15/29		1,450,000	1,476,660
4.30%	03/25/28		3,250,000	3,553,331
5.05%	03/25/48		30,000	35,608
Elanco Animal Health, Inc.
3.91%	08/27/21		1,000,000	1,026,173
Eli Lilly & Co.
2.75%	06/01/25		165,000	170,308
Encompass Health Corp.
4.75%	02/01/30		328,000	340,907
HCA, Inc.
4.13%	06/15/29		1,145,000	1,217,040
5.25%	04/15/25		206,000	230,764
5.25%	06/15/26		750,000	841,438
Hologic, Inc.
4.63%	02/01/28	[2]	60,000	63,750
Humana, Inc.
3.85%	10/01/24		860,000	914,843
3.95%	03/15/27		885,000	953,293
Tenet Healthcare Corp.
4.88%	01/01/26	[2]	312,000	327,179
5.13%	11/01/27	[2]	131,000	138,533

				34,538,448

Industrials — 2.15%
Amcor Finance USA, Inc.
3.63%	04/28/26	[2]	1,950,000	2,009,240
4.50%	05/15/28	[2]	30,000	32,114

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Industrials (continued)
BAE Systems Holdings, Inc.
3.80%	10/07/24	[2]	$630,000	$664,345
Crane Co.
4.45%	12/15/23		1,130,000	1,211,397
General Electric Co. (GMTN)
4.63%	01/07/21		1,080,000	1,104,759
General Electric Co. (MTN)
4.38%	09/16/20		125,000	127,000
5.55%	05/04/20		1,000,000	1,010,070
5.55%	01/05/26		1,090,000	1,243,305
(LIBOR USD 3-Month plus 0.48%)
2.39%	08/15/36	[1]	1,115,000	880,348
General Electric Co., Series A (MTN)
6.75%	03/15/32		1,700,000	2,185,651
L3Harris Technologies, Inc.
3.85%	06/15/23	[2]	410,000	431,719
Northrop Grumman Corp.
2.93%	01/15/25		2,510,000	2,589,951
Sealed Air Corp.
5.50%	09/15/25	[2]	600,000	661,749
Siemens Financieringsmaatschappij NV (Netherlands)
2.00%	09/15/23	[2,3]	1,275,000	1,272,405
Sydney Airport Finance Co. Pty Ltd. (Australia)
3.38%	04/30/25	[2,3]	410,000	424,226
WRKCo, Inc.
4.65%	03/15/26		730,000	804,101

				16,652,380

Information Technology — 0.49%
Analog Devices, Inc.
2.85%	03/12/20		30,000	30,043
Apple, Inc.
3.25%	02/23/26		20,000	21,197
Broadcom Corp./Broadcom Cayman Finance Ltd.
2.38%	01/15/20		1,785,000	1,785,107
Broadcom, Inc.
3.13%	04/15/21	[2]	130,000	131,610
IQVIA, Inc.
5.00%	05/15/27	[2]	224,000	237,440
NXP BV/NXP Funding LLC (Netherlands)
4.63%	06/15/22	[2,3]	1,210,000	1,276,090
Oracle Corp.
2.40%	09/15/23		40,000	40,693
SS&C Technologies, Inc.
5.50%	09/30/27	[2]	258,000	275,899

				3,798,079

December 2019 / 7

Intermediate Bond Fund

Schedule of Portfolio Investments

December 31, 2019 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Insurance — 0.42%
Berkshire Hathaway, Inc.
3.13%	03/15/26		$55,000	$58,015
Nationwide Mutual Insurance Co.
4.18%	12/15/24	[2,4]	1,212,000	1,207,455
New York Life Global Funding
3.00%	01/10/28	[2]	50,000	51,879
Pricoa Global Funding I
2.55%	11/24/20	[2]	1,945,000	1,956,343

				3,273,692

Materials — 0.11%
International Flavors & Fragrances, Inc.
4.45%	09/26/28		800,000	875,635

Real Estate Investment Trust (REIT) — 2.01%
American Campus Communities Operating Partnership LP
3.35%	10/01/20		2,340,000	2,359,508
3.75%	04/15/23		50,000	52,092
CC Holdings GS V LLC/Crown Castle GS III Corp.
3.85%	04/15/23		230,000	241,527
GLP Capital LP/GLP Financing II, Inc.
3.35%	09/01/24		1,140,000	1,164,322
5.25%	06/01/25		685,000	751,918
5.38%	11/01/23		30,000	32,755
5.38%	04/15/26		1,373,000	1,520,254
5.75%	06/01/28		325,000	369,760
Healthcare Realty Trust, Inc.
3.75%	04/15/23		25,000	25,829
3.88%	05/01/25		1,400,000	1,470,067
Healthcare Trust of America Holdings LP
3.70%	04/15/23		920,000	952,070
Healthpeak Properties, Inc.
4.25%	11/15/23		598,000	638,545
Piedmont Operating Partnership LP
3.40%	06/01/23		1,210,000	1,240,343
Reckson Operating Partnership LP
7.75%	03/15/20		505,000	510,593
SL Green Operating Partnership LP
3.25%	10/15/22		1,350,000	1,384,852
(LIBOR USD 3-Month plus 0.98%)
2.88%	08/16/21	[1]	1,000,000	1,000,212
Ventas Realty LP
3.25%	10/15/26		1,155,000	1,183,640
Ventas Realty LP/Ventas Capital Corp.
3.25%	08/15/22		40,000	41,091
Welltower, Inc.
3.75%	03/15/23		640,000	668,256

				15,607,634

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Retail — 0.18%
Alimentation Couche-Tard, Inc. (Canada)
2.70%	07/26/22	[2,3]	$10,000	$10,113
3.55%	07/26/27	[2,3]	640,000	658,651
Rite Aid Corp.
6.13%	04/01/23	[2]	743,000	685,418
Walgreens Boots Alliance, Inc.
3.80%	11/18/24		65,000	67,728

				1,421,910

Services — 0.32%
IHS Markit Ltd. (Bermuda)
4.13%	08/01/23	[3]	1,245,000	1,324,456
4.75%	02/15/25	[2,3]	300,000	328,473
RELX Capital, Inc.
4.00%	03/18/29		740,000	804,437

				2,457,366

Transportation — 0.68%
American Airlines Pass-Through Trust, Series 2013-2, Class A
4.95%	01/15/23		387,355	404,003
Continental Airlines Pass-Through Trust, Series 1999-2, Class A1
7.26%	03/15/20		13,944	14,032
Continental Airlines Pass-Through Trust, Series 2007-1, Class A
5.98%	04/19/22		1,704,103	1,794,130
Delta Air Lines Pass-Through Trust, Series 2002-1, Class G1
6.72%	01/02/23		567,370	606,247
Northwest Airlines Pass-Through Trust, Series 2001-1, Class A1
7.04%	04/01/22		869,457	946,543
U.S. Airways Pass-Through Trust, Series 2001-1, Class G
7.08%	03/20/21		114,897	119,494
U.S. Airways Pass-Through Trust, Series 2011-1, Class A
7.13%	10/22/23		536,946	606,059
U.S. Airways Pass-Through Trust, Series 2012-1, Class A
5.90%	10/01/24		365,638	406,692
U.S. Airways Pass-Through Trust, Series 2012-2, Class A
4.63%	06/03/25		315,703	341,016

				5,238,216

8 / December 2019

Intermediate Bond Fund

Schedule of Portfolio Investments

December 31, 2019 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Water — 0.02%
American Water Capital Corp.
3.45%	06/01/29		$163,000	$172,207

Total Corporates (Cost $202,943,402)				210,427,434

MORTGAGE-BACKED — 20.13%**
Non-Agency Commercial
Mortgage-Backed — 3.01%
Banc of America Merrill Lynch Commercial Mortgage Trust, Series 2018-PARK, Class A
4.09%	08/10/38	[2,4]	1,095,000	1,205,888
CALI Mortgage Trust, Series 2019-101C, Class A
3.96%	03/10/39	[2]	805,000	879,752
Century Plaza Towers, Series 2019-CPT, Class A
2.87%	11/13/39	[2]	715,000	719,953
Citigroup Commercial Mortgage Trust, Series 2012-GC8, Class XA (IO)
1.77%	09/10/45	[2,4]	5,717,406	219,267
Citigroup Commercial Mortgage Trust, Series 2015-GC27, Class XA (IO)
1.36%	02/10/48	[4]	14,391,482	768,584
Commercial Mortgage Trust, Series 2013-300P, Class A1
4.35%	08/10/30	[2]	1,160,000	1,228,908
Commercial Mortgage Trust, Series 2013-CR8, Class XA (IO)
0.42%	06/10/46	[4]	41,976,213	504,579
Commercial Mortgage Trust, Series 2014-277P, Class A
3.61%	08/10/49	[2,4]	1,265,000	1,334,029
Commercial Mortgage Trust, Series 2014-CR16, Class XA (IO)
0.98%	04/10/47	[4]	22,729,195	808,537
Commercial Mortgage Trust, Series 2014-CR18, Class XA (IO)
1.00%	07/15/47	[4]	17,897,001	661,829
Commercial Mortgage Trust, Series 2014-UBS2, Class XA (IO)
1.20%	03/10/47	[4]	25,737,735	985,078
Commercial Mortgage Trust, Series 2015-CR25, Class XA (IO)
0.84%	08/10/48	[4]	15,818,389	608,760
Commercial Mortgage Trust, Series 2016-787S, Class A
3.55%	02/10/36	[2]	1,225,000	1,285,886
DC Office Trust, Series 2019-MTC, Class A
2.97%	09/15/45	[2]	765,000	776,450
Hudson Yards Mortgage Trust, Series 2019-30HY, Class A
3.23%	07/10/39	[2]	760,000	793,238

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Commercial Mortgage-Backed (continued)
Hudson Yards Mortgage Trust, Series 2019-55HY, Class A
3.04%	12/10/41	[2]	$765,000	$778,807
JPMBB Commercial Mortgage Securities Trust, Series 2014-C22, Class XA (IO)
0.85%	09/15/47	[4]	38,118,916	1,257,257
JPMBB Commercial Mortgage Securities Trust, Series 2015-C29, Class XA (IO)
0.76%	05/15/48	[4]	39,038,596	904,649
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C16, Class XA (IO)
0.94%	12/15/46	[4]	14,541,216	441,582
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2019-OSB, Class A
3.40%	06/05/39	[2]	740,000	775,844
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C21, Class XA (IO)
0.90%	03/15/48	[4]	36,600,554	1,308,931
One Bryant Park Trust, Series 2019-OBP, Class A
2.52%	09/15/54	[2]	960,000	936,774
RBS Commercial Funding, Inc., Trust, Series 2013-GSP, Class A
3.83%	01/15/32	[2,4]	1,170,000	1,229,631
SFAVE Commercial Mortgage Securities Trust, Series 2015-5AVE, Class A2B
4.14%	01/05/43	[2,4]	105,000	109,181
UBS-Barclays Commercial Mortgage Trust, Series 2012-C2, Class XA (IO)
1.31%	05/10/63	[2,4]	37,855,824	1,036,682
Wells Fargo Commercial Mortgage Trust, Series 2015-C26, Class XA (IO)
1.21%	02/15/48	[4]	35,421,287	1,794,818

				23,354,894

Non-Agency Mortgage-Backed — 4.61%
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2004-R8, Class M1
(LIBOR USD 1-Month)
2.75%	09/25/34	[1]	149,487	149,899
Amresco Residential Securities Corp. Mortgage Loan Trust, Series 1998-1, Class A5 (STEP-reset date 02/25/20)
7.12%	10/25/27		23,346	24,700
Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2004-HE9, Class M1
(LIBOR USD 1-Month)
2.77%	12/25/34	[1]	483,995	481,737

December 2019 / 9

Intermediate Bond Fund

Schedule of Portfolio Investments

December 31, 2019 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Banc of America Funding Trust, Series 2003-2, Class 1A1
6.50%	06/25/32		$6,325	$6,722
Banc of America Funding Trust, Series 2015-R2, Class 9A1
(LIBOR USD 1-Month)
2.01%	03/27/36	[1,2]	606,894	606,985
Bear Stearns ALT-A Trust, Series 2004-12, Class 1M1
(LIBOR USD 1-Month)
2.72%	01/25/35	[1]	2,487,996	2,482,798
BX Trust, Series 2019-OC11, Class A
3.20%	12/09/41	[2]	375,000	385,713
Chevy Chase Mortgage Funding LLC, Mortgage-Backed Certificates, Series 2005-2A, Class A1
(LIBOR USD 1-Month)
1.97%	05/25/36	[1,2]	73,490	70,802
Citigroup Mortgage Loan Trust, Inc., Series 2004-HYB1, Class A41
3.98%	02/25/34	[4]	24,090	23,633
Conseco Finance Corp., Series 1996-7, Class M1
7.70%	09/15/26	[4]	162,292	170,545
Conseco Finance Corp., Series 1998-4, Class A5
6.18%	04/01/30		98,576	101,348
Conseco Finance Corp., Series 1998-6, Class A8
6.66%	06/01/30	[4]	150,871	155,649
Conseco Finance Home Equity Loan Trust, Series 2002-C, Class BF2
8.00%	06/15/32	[2,4]	97,747	99,765
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-14, Class 4A1
3.79%	08/25/34	[4]	85,934	84,682
Credit-Based Asset Servicing and Securitization LLC, Series 2003-CB3, Class AF1 (STEP-reset date 02/25/20)
3.38%	12/25/32		731,142	740,230
Credit-Based Asset Servicing and Securitization LLC, Series 2006-CB2, Class AF4 (STEP-reset date 02/25/20)
3.32%	12/25/36		444,085	387,465
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB5, Class A1
(LIBOR USD 1-Month)
1.85%	04/25/37	[1]	136,291	104,937

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB5, Class A3
(LIBOR USD 1-Month)
2.04%	04/25/37	[1]	$1,619,489	$1,279,782
First Franklin Mortgage Loan Trust, Series 2005-FFH4, Class M1
(LIBOR USD 1-Month)
2.27%	12/25/35	[1]	3,101,090	3,101,633
First Horizon Alternative Mortgage Securities Trust, Series 2004-AA3, Class A1
4.06%	09/25/34	[4]	114,530	114,980
GSR Mortgage Loan Trust, Series 2004-9, Class 5A7
4.22%	08/25/34	[4]	54,321	54,939
HarborView Mortgage Loan Trust, Series 2007-7, Class 2A1A
(LIBOR USD 1-Month)
2.79%	10/25/37	[1]	2,724,864	2,712,676
HomeBanc Mortgage Trust, Series 2005-4, Class A1
(LIBOR USD 1-Month)
2.06%	10/25/35	[1]	53,957	54,761
HSI Asset Securitization Corp. Trust, Series 2005-OPT1, Class M1
(LIBOR USD 1-Month)
2.42%	11/25/35	[1]	471,263	471,219
IndyMac Index Mortgage Loan Trust, Series 2004-AR7, Class A2
(LIBOR USD 1-Month)
2.65%	09/25/34	[1]	11,675	11,172
IndyMac Index Mortgage Loan Trust, Series 2004-AR8, Class 2A2A
(LIBOR USD 1-Month)
2.59%	11/25/34	[1]	36,722	35,705
IndyMac Index Mortgage Loan Trust, Series 2007-AR11, Class 1A1
3.27%	06/25/37	[4]	764,689	647,246
IndyMac Manufactured Housing Contract Pass-Through Certificates, Series 1997-1, Class A3
6.61%	02/25/28		90,430	91,206
IndyMac Manufactured Housing Contract Pass-Through Certificates, Series 1997-1, Class A4
6.75%	02/25/28		24,073	24,310
IndyMac Manufactured Housing Contract Pass-Through Certificates, Series 1998-1, Class A4
6.49%	09/25/28		100,011	102,801

10 / December 2019

Intermediate Bond Fund

Schedule of Portfolio Investments

December 31, 2019 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
JPMorgan Mortgage Acquisition Trust, Series 2006-CH1, Class M2
(LIBOR USD 1-Month)
2.08%	07/25/36	[1]	$3,745,000	$3,674,023
JPMorgan Mortgage Trust, Series 2007-A3, Class 3A2
4.17%	05/25/37	[4]	197,186	193,824
MASTR Adjustable Rate Mortgages Trust, Series 2003-6, Class 4A2
3.93%	01/25/34	[4]	78,852	79,791
MASTR Adjustable Rate Mortgages Trust, Series 2004-5, Class 3A1
4.13%	06/25/34	[4]	1,813	1,787
MASTR Seasoned Securitization Trust, Series 2004-1, Class 4A1
4.47%	10/25/32	[4]	10,214	10,572
MASTR Seasoned Securitization Trust, Series 2005-1, Class 4A1
4.57%	10/25/32	[4]	23,682	24,499
Merrill Lynch First Franklin Mortgage Loan Trust, Series 2007-3, Class A2C
(LIBOR USD 1-Month)
1.97%	06/25/37	[1]	457,587	368,929
Merrill Lynch First Franklin Mortgage Loan Trust, Series 2007-3, Class A2D
(LIBOR USD 1-Month)
2.04%	06/25/37	[1]	845,608	693,789
Mid-State Capital Corp., Series 2004-1, Class A
6.01%	08/15/37		277,732	298,440
Mid-State Capital Corp., Series 2004-1, Class B
8.90%	08/15/37		381,201	432,731
Mid-State Capital Corp., Series 2004-1, Class M1
6.50%	08/15/37		272,286	287,291
Mid-State Capital Corp., Series 2005-1, Class M2
7.08%	01/15/40		468,590	526,679
Mid-State Trust XI, Series 2011, Class A1
4.86%	07/15/38		641,166	676,182
Morgan Stanley ABS Capital I Trust, Series 2004-NC7, Class M2
(LIBOR USD 1-Month)
2.72%	07/25/34	[1]	205,118	204,341
Morgan Stanley ABS Capital I Trust, Series 2006-NC1, Class A4
(LIBOR USD 1-Month)
2.09%	12/25/35	[1]	376,535	376,191
New Century Home Equity Loan Trust, Series 2005-D, Class A1
(LIBOR USD 1-Month)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
2.01%	02/25/36	[1]	$3,259,333	$3,215,783
New York Mortgage Trust, Series 2005-3, Class A1
(LIBOR USD 1-Month)
2.27%	02/25/36	[1]	1,057,162	1,047,221
Nomura Resecuritization Trust, Series 2014-7R, Class 2A3
(LIBOR USD 1-Month)
1.91%	12/26/35	[1,2]	1,571,477	1,571,249
Option One Mortgage Loan Trust, Series 2005-2, Class M1
(LIBOR USD 1-Month)
2.45%	05/25/35	[1]	154,563	155,111
Residential Asset Mortgage Products Trust, Series 2003-SL1, Class A41
8.00%	04/25/31		27,502	30,194
Residential Asset Mortgage Products Trust, Series 2004-SL1, Class A7
7.00%	11/25/31		13,000	14,028
Residential Asset Mortgage Products Trust, Series 2006-NC1, Class A3
(LIBOR USD 1-Month)
2.09%	01/25/36	[1]	2,448,375	2,405,711
Residential Asset Securities Corp., Series 2005-AHL3, Class A3
(LIBOR USD 1-Month)
2.13%	11/25/35	[1]	65,226	64,265
Residential Asset Securitization Trust, Series 2004-IP2, Class 2A1
4.25%	12/25/34	[4]	21,019	21,332
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-15, Class A
4.05%	10/25/34	[4]	1,025,602	992,847
Structured Asset Mortgage Investments II Trust, Series 2005-AR1, Class A1
(LIBOR USD 1-Month)
2.24%	04/19/35	[1]	691,243	688,216
Structured Asset Mortgage Investments II Trust, Series 2005-AR8, Class A2
(Federal Reserve US 12-Month Cumulative Average)
3.73%	02/25/36	[1]	544,076	540,662
Structured Asset Mortgage Investments II Trust, Series 2006-AR3, Class 22A1
3.69%	05/25/36	[4]	2,131,321	1,432,838
UCFC Home Equity Loan, Series 1998-D, Class MF1
6.91%	04/15/30		1,471	1,502
WaMu Mortgage Pass-Through Certificates, Series 2002-AR18, Class A
4.10%	01/25/33	[4]	5,370	5,481

December 2019 / 11

Intermediate Bond Fund

Schedule of Portfolio Investments

December 31, 2019 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
WaMu Mortgage Pass-Through Certificates, Series 2005-AR13, Class A1A3
(LIBOR USD 1-Month)
2.57%	10/25/45	[1]	$927,707	$933,245

				35,748,794

U.S. Agency Commercial Mortgage-Backed — 2.22%
Fannie Mae-Aces, Series 2015-M4, Class X2 (IO)
0.39%	07/25/22	[4]	88,573,432	597,286
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K012, Class X3 (IO)
2.25%	01/25/41	[4]	18,028,222	400,287
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K021, Class A2
2.40%	06/25/22		105,000	105,940
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K025, Class X3 (IO)
1.75%	11/25/40	[4]	15,975,000	756,147
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K031, Class X1 (IO)
0.22%	04/25/23	[4]	97,862,021	653,390
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K035, Class X3 (IO)
1.79%	12/25/41	[4]	18,000,000	1,099,352
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K037, Class X3 (IO)
2.21%	01/25/42	[4]	13,274,876	1,080,241
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K043, Class X3 (IO)
1.64%	02/25/43	[4]	12,000,000	878,258
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K045, Class X1 (IO)
0.45%	01/25/25	[4]	35,172,326	685,948
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K056, Class XAM (IO)
1.15%	05/25/26	[4]	9,400,000	631,712
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K084, Class A2
3.78%	10/25/28	[4]	1,920,000	2,105,919

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Commercial Mortgage-Backed (continued)
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K158, Class A3
3.90%	10/25/33	[4]	$1,250,000	$1,407,456
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K159, Class A3
3.95%	11/25/33	[4]	3,265,000	3,696,907
Freddie Mac Multifamily Structured
Pass-Through Certificates, Series K714,
Class X3 (IO)
1.79%	01/25/42	[4]	30,000,000	455,713
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K728, Class X3 (IO)
1.95%	11/25/45	[4]	10,000,000	842,575
Freddie Mac Multifamily Structured Pass-Through Certificates, Series KS07, Class X (IO)
0.65%	09/25/25	[4]	25,000,000	841,537
FREMF Mortgage Trust, Series 2017-K66, Class X2A (IO)
0.10%	06/25/27		158,390,490	962,642

				17,201,310

U.S. Agency Mortgage-Backed — 10.29%
Fannie Mae Pool 253974
7.00%	08/01/31		1,487	1,625
Fannie Mae Pool 254232
6.50%	03/01/22		1,617	1,673
Fannie Mae Pool 527247
7.00%	09/01/26		20	21
Fannie Mae Pool 545191
7.00%	09/01/31		846	942
Fannie Mae Pool 545646
7.00%	09/01/26		11	11
Fannie Mae Pool 549740
6.50%	10/01/27		4,213	4,679
Fannie Mae Pool 606108
7.00%	03/01/31		392	394
Fannie Mae Pool 630599
7.00%	05/01/32		3,538	3,960
Fannie Mae Pool 655928
7.00%	08/01/32		2,804	3,324
Fannie Mae Pool 735207
7.00%	04/01/34		1,128	1,305
Fannie Mae Pool 735646
4.50%	07/01/20		30	31
Fannie Mae Pool 735686
6.50%	12/01/22		505	520

12 / December 2019

Intermediate Bond Fund

Schedule of Portfolio Investments

December 31, 2019 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae Pool 735861
6.50%	09/01/33		$68,955	$76,212
Fannie Mae Pool 764388
(LIBOR USD 6-Month)
3.65%	03/01/34	[1]	26,394	27,609
Fannie Mae Pool 776708
5.00%	05/01/34		113,828	125,758
Fannie Mae Pool 817611
(LIBOR USD 6-Month)
3.58%	11/01/35	[1]	6,451	6,820
Fannie Mae Pool 844773
(LIBOR USD 12-Month)
3.59%	12/01/35	[1]	8,826	9,166
Fannie Mae Pool 889125
5.00%	12/01/21		1,127	1,133
Fannie Mae Pool 889184
5.50%	09/01/36		94,892	106,865
Fannie Mae Pool 890221
5.50%	12/01/33		144,477	161,923
Fannie Mae Pool 918445
(LIBOR USD 12-Month)
4.57%	05/01/37	[1]	518	536
Fannie Mae Pool 939419
(LIBOR USD 12-Month)
4.14%	05/01/37	[1]	22,919	24,026
Fannie Mae Pool AL0209
4.50%	05/01/41		368,125	405,028
Fannie Mae Pool AM6501
3.32%	08/01/26		2,000,000	2,123,064
Fannie Mae Pool AM7357
3.38%	12/01/29		2,299,374	2,455,158
Fannie Mae Pool AM7901
3.36%	02/01/30		32,230	34,333
Fannie Mae Pool AM8188
2.64%	03/01/27		31,779	32,392
Fannie Mae Pool AM8645
2.69%	05/01/27		99,868	101,929
Fannie Mae Pool AN0556
3.46%	12/01/30		2,351,068	2,523,675
Fannie Mae Pool AN1492
3.07%	05/01/31		42,472	44,289
Fannie Mae Pool AN2786
2.76%	09/01/36		49,800	49,687
Fannie Mae Pool AN5529
3.02%	06/01/28		38,515	40,053
Fannie Mae Pool AN9572
3.77%	07/01/30		60,000	65,743

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae Pool AN9612
3.72%	07/01/33		$60,000	$65,316
Fannie Mae Pool BL0242
3.82%	11/01/30		1,950,000	2,161,930
Fannie Mae Pool BL0661
3.99%	11/01/33		3,518,174	3,869,122
Fannie Mae Pool CA1710
4.50%	05/01/48		36,042	38,236
Fannie Mae Pool CA1711
4.50%	05/01/48		2,514,125	2,667,163
Fannie Mae Pool CA2208
4.50%	08/01/48		36,726	38,801
Fannie Mae Pool FN0039
3.20%	09/01/27		42,935	45,109
Fannie Mae Pool MA1527
3.00%	08/01/33		28,570	29,466
Fannie Mae Pool MA1561
3.00%	09/01/33		1,582,340	1,631,926
Fannie Mae Pool MA1608
3.50%	10/01/33		1,451,613	1,522,718
Fannie Mae Pool MA3427
4.00%	07/01/33		34,364	35,906
Fannie Mae Pool MA3537
4.50%	12/01/48		3,344,669	3,534,713
Fannie Mae Pool MA3811
3.00%	10/01/49		3,845,866	3,876,580
Fannie Mae Pool MA3834
3.00%	11/01/49		7,577,379	7,687,683
Fannie Mae Pool MA3864
2.50%	12/01/34		5,632,743	5,686,138
Fannie Mae Pool MA3905
3.00%	01/01/50		1,520,000	1,542,244
Fannie Mae REMICS, Series 1992-116, Class B
6.50%	06/25/22		1	1
Fannie Mae REMICS, Series 1993-80, Class S
(-1.22 X LIBOR USD 1-Month plus 10.87%, 10.87% Cap)
8.69%	05/25/23	[1]	1,914	2,090
Fannie Mae REMICS, Series 2001-52, Class YZ
6.50%	10/25/31		138,034	157,204
Fannie Mae REMICS, Series 2003-124, Class TS
(-14.00 X LIBOR USD 1-Month plus 100.80%, 9.80% Cap)
9.80%	01/25/34	[1]	5,010	5,805

December 2019 / 13

Intermediate Bond Fund

Schedule of Portfolio Investments

December 31, 2019 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae REMICS, Series 2007-64, Class FA
(LIBOR USD 1-Month)
2.26%	07/25/37	[1]	$65,239	$65,478
Fannie Mae REMICS, Series 2008-50, Class SA (IO)
(-1.00 X LIBOR USD 1-Month plus 6.05%, 6.05% Cap)
4.26%	11/25/36	[1]	1,121,643	179,725
Fannie Mae REMICS, Series 2018-38, Class PA
3.50%	06/25/47		19,429	19,974
Fannie Mae REMICS, Series 2018-43, Class CT
3.00%	06/25/48		1,043,610	1,059,855
Fannie Mae REMICS, Series 2018-55, Class PA
3.50%	01/25/47		194,930	201,208
Fannie Mae REMICS, Series 2018-86, Class JA
4.00%	05/25/47		1,271,389	1,310,681
Fannie Mae REMICS, Series 2019-67, Class FE
(LIBOR USD 1-Month)
2.24%	11/25/49	[1]	442,471	441,052
Fannie Mae Trust, Series 2003-W6, Class 5T (IO)
(-1.00 X LIBOR USD 1-Month plus 8.15%, 8.15% Cap)
0.55%	09/25/42	[1]	10,339,989	165,145
Freddie Mac Gold Pool A25162
5.50%	05/01/34		115,809	129,446
Freddie Mac Gold Pool A33262
5.50%	02/01/35		36,888	41,543
Freddie Mac Gold Pool A68781
5.50%	10/01/37		7,651	8,483
Freddie Mac Gold Pool C03813
3.50%	04/01/42		1,010,085	1,064,486
Freddie Mac Gold Pool C90504
6.50%	12/01/21		166	171
Freddie Mac Gold Pool G01548
7.50%	07/01/32		250,354	301,020
Freddie Mac Gold Pool G01644
5.50%	02/01/34		74,032	83,410
Freddie Mac Gold Pool G02366
6.50%	10/01/36		53,588	62,644
Freddie Mac Gold Pool G08844
5.00%	10/01/48		791,351	846,644
Freddie Mac Gold Pool G11707
6.00%	03/01/20		1	1

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Freddie Mac Gold Pool G12393
5.50%	10/01/21		$15,480	$15,720
Freddie Mac Gold Pool G12909
6.00%	11/01/22		46,214	48,112
Freddie Mac Gold Pool G13032
6.00%	09/01/22		18,436	18,898
Freddie Mac Gold Pool G15897
2.50%	09/01/31		37,921	38,535
Freddie Mac Gold Pool G16085
2.50%	02/01/32		2,260,352	2,295,405
Freddie Mac Gold Pool G16524
3.50%	05/01/33		107,034	111,703
Freddie Mac Gold Pool G16756
3.50%	01/01/34		2,439,246	2,547,927
Freddie Mac Gold Pool G18581
2.50%	01/01/31		45,268	45,913
Freddie Mac Gold Pool G18713
3.50%	11/01/33		78,902	81,850
Freddie Mac Gold Pool J06246
5.50%	10/01/21		5,093	5,148
Freddie Mac REMICS, Series 1602, Class SN
(-4.25 X PRIME plus 46.22%, 10.09% Cap)
10.09%	10/15/23	[1]	10,511	11,213
Freddie Mac REMICS, Series 2174, Class PN
6.00%	07/15/29		27,369	30,035
Freddie Mac REMICS, Series 3460, Class SA (IO)
(-1.00 X LIBOR USD 1-Month plus 6.20%, 6.20% Cap)
4.46%	06/15/38	[1]	1,077,249	208,028
Freddie Mac REMICS, Series 4030, Class HS (IO)
(-1.00 X LIBOR USD 1-Month plus 6.61%, 6.61% Cap)
4.87%	04/15/42	[1]	941,309	175,134
Ginnie Mae I Pool 782810
4.50%	11/15/39		790,522	862,848
Ginnie Mae II Pool 80968
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 1.50%)
3.25%	07/20/34	[1]	21,366	22,210
Ginnie Mae II Pool MA4454
5.00%	05/20/47		45,297	48,548
Ginnie Mae II Pool MA4511
4.00%	06/20/47		14,576	15,253
Ginnie Mae II Pool MA4588
4.50%	07/20/47		493,883	524,455

14 / December 2019

Intermediate Bond Fund

Schedule of Portfolio Investments

December 31, 2019 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Ginnie Mae II Pool MA4589
5.00%	07/20/47		$2,431,429	$2,611,545
Ginnie Mae II Pool MA4838
4.00%	11/20/47		1,338,115	1,401,104
Ginnie Mae II Pool MA4901
4.00%	12/20/47		1,099,777	1,151,544
Ginnie Mae II Pool MA5399
4.50%	08/20/48		1,712,335	1,802,628
Ginnie Mae II Pool MA5530
5.00%	10/20/48		23,056	24,275
Ginnie Mae II Pool MA6030
3.50%	07/20/49		910,429	925,064
Ginnie Mae II Pool MA6080
3.00%	08/20/49		302,409	306,389
Ginnie Mae II Pool MA6209
3.00%	10/20/49		3,828,365	3,878,751
Ginnie Mae Pool (TBA)
3.00%	01/20/43		7,450,000	7,652,838
Ginnie Mae, Series 2004-8, Class SE
(-2.00 X LIBOR USD 1-Month plus 14.30%, 14.30% Cap)
10.72%	11/26/23	[1]	17,309	19,265
UMBS (TBA)
2.50%	01/01/50		1,925,000	1,903,569
3.00%	01/01/34		165,000	169,119
5.00%	01/25/39		1,700,000	1,817,550

				79,783,577

Total Mortgage-Backed (Cost $155,988,939)				156,088,575

MUNICIPAL BONDS — 0.62%*
California — 0.37%
Los Angeles Department of Water & Power Power System Revenue, Taxable Bonds, Electric Light & Power Improvements, Series C
5.52%	07/01/27		50,000	60,371
State of California, Build America Bonds, School Improvements, General Obligations
7.95%	03/01/36		2,800,000	2,826,544

				2,886,915

New York — 0.24%
Metropolitan Transportation Authority, Build America Bonds, Transit Improvements
6.55%	11/15/31		25,000	32,188

Issues	Maturity Date		Principal Amount	Value
MUNICIPAL BONDS (continued) New York (continued)
New York City Transitional Finance Authority Revenue, Future Tax Secured Revenue, Qualified School Construction Bonds, School Improvements, Series G-3
5.27%	05/01/27		$1,465,000	$1,730,546
New York State Dormitory Authority, Build America Bonds, University & College Improvements
5.50%	03/15/30		70,000	82,315

				1,845,049

Pennsylvania — 0.00%
Pennsylvania Economic Development Financing Authority, Taxable Bonds, University of Pittsburgh Medical Center, Series B
3.20%	11/15/27		40,000	41,031

Washington — 0.01%
State of Washington, Build America Bonds, Highway Improvements
5.04%	08/01/31		40,000	47,319

Total Municipal Bonds (Cost $4,726,245)				4,820,314

U.S. AGENCY SECURITIES — 0.03%
U.S. Agency Securities — 0.03%
Resolution Funding Corp.
(Strip Principal) (PO)
0.00%	01/15/21	[5]	230,000	225,760

Total U.S. Agency Securities (Cost $224,433)
U.S. TREASURY SECURITIES — 43.98%
U.S. Treasury Notes — 43.98%
U.S. Treasury Notes
1.50%	10/31/21		40,801,000	40,750,794
1.50%	11/30/21		58,875,000	58,804,856
1.50%	10/31/24		59,457,000	58,971,589
1.50%	11/30/24		131,965,000	130,908,251
1.63%	12/15/22		4,720,000	4,724,978
1.63%	11/30/26		790,000	780,140
1.75%	12/31/24		10,425,000	10,459,003
U.S. Treasury Notes - Treasury Inflation Indexed Notes
0.13%	07/15/24	[6]	1,148,817	1,155,853
0.13%	10/15/24	[6]	6,344,165	6,384,064
0.25%	07/15/29	[6]	6,812,971	6,883,080
U.S. Treasury Notes (WI)
1.75%	11/15/29		21,519,000	21,213,027

Total U.S. Treasury Securities (Cost $341,527,727)				341,035,635

December 2019 / 15

Intermediate Bond Fund

Schedule of Portfolio Investments

December 31, 2019 (Unaudited)

			Value
Total Bonds – 98.64% (Cost $757,727,766)			$764,865,776

Issues		Shares	Value
COMMON STOCK — 0.01%
Electric — 0.01%
Homer City Holdings LLC[2,7,8,9]		8,014	$28,049
Total Common Stock (Cost $457,400)
Issues	Maturity Date	Principal Amount/Shares	Value
SHORT-TERM INVESTMENTS — 2.85%
Commercial paper — 0.25%
Ford Motor Credit Co. LLC
3.20%[10]	10/08/20	$2,000,000	1,956,929
Foreign Government Obligations — 0.99%
Japan Treasury Discount Bill, Series 861 (Japan)
0.00%[3,10]	01/14/20	830,000,000	7,637,797
Money Market Funds — 0.82%
Fidelity Investments Money Market Funds - Government Portfolio
1.50%[11,12]		67,661	67,661
Morgan Stanley Institutional Liquidity Funds-Government Portfolio
1.52%[11]		6,307,000	6,307,000

			6,374,661
U.S. Treasury Bills — 0.79%
U.S. Treasury Bills
1.54%[10,13]	03/19/20	1,159,000	1,155,339
1.56%[10]	02/18/20	5,000,000	4,990,306

			6,145,645

Total Short-Term Investments (Cost $22,199,120)			22,115,032

Issues	Value
Total Investments – 101.50% (Cost $780,384,286)	$787,008,857

Liabilities in Excess of Other Assets – (1.50)%	(11,613,185)

Net Assets – 100.00%	$775,395,672

[1]	Floating rate security. The rate disclosed was in effect at December 31, 2019.
[2]

Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

[3]	U.S. dollar-denominated security issued by foreign-domiciled entity.
[4]

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.

[5]	Zero coupon bond. The rate shown is the effective yield as of December 31, 2019.
[6]	Inflation protected security. Principal amount reflects original security face amount.
[7]	Non-income producing security.
[8]	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
[9]	Illiquid security as determined under procedures approved by the Board of Trustees. The aggregate value of illiquid securities is $28,049, which is 0.00% of total net assets.
[10]	Represents annualized yield at date of purchase.
[11]	Represents the current yield as of December 31, 2019.
[12]	Securities, or a portion thereof, pledged as collateral for swaps. The total market value of collateral pledged is $18.
[13]	Securities, or a portion thereof, pledged as collateral for futures. The total market value of collateral pledged is $1,155,326.

*	Securities with a call or reset feature will have an effective maturity date sooner than the stated maturity.
**	Securities backed by mortgage or consumer loans where payment is periodically made will have an effective maturity date sooner than the stated maturity date.

Note: For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for more meaningful presentation for investors.

(BKNT): Banker’s Note, Inc.
(CLO): Collateralized Loan Obligation
(GMTN): Global medium-term note
(IO): Interest only
(JPY): Japanese Yen
(LIBOR): London InterBank Offer Rate
(MTN): Medium-term note
(PO): Principal only
(STEP): Step coupon bond
(TBA): To be announced
(USD): U.S. dollar
(WI): When issued

Currency to be Purchased	Currency to be Sold	Counterparty	Settlement Date	Unrealized Appreciation
FOREIGN CURRENCY EXCHANGE CONTRACT
USD 7,783,360	JPY 830,000,000	Goldman Sachs International	01/14/20	$139,977

16 / December 2019

Intermediate Bond Fund

Schedule of Portfolio Investments

December 31, 2019 (Unaudited)

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
FUTURES CONTRACTS: LONG POSITIONS
U.S. Treasury Two Year Note	584	03/31/20	$125,852,000	$(63,036)	$(63,036)
U.S. Treasury Five Year Note	350	03/31/20	41,513,281	(131,123)	(131,123)

			167,365,281	(194,159)	(194,159)

FUTURES CONTRACTS: SHORT POSITIONS
Euro-Bobl Five Year German Bond	93	03/06/20	(13,949,948)	56,587	56,587

TOTAL FUTURES CONTRACTS			$153,415,333	$(137,572)	$(137,572)

			Received by the Fund			Paid by the Fund
Descriptions	Put/Call	Maturity Date	Rate	Frequency	Rate	Frequency	Notional Amount (000’s)	Value	Premiums Paid	Unrealized Appreciation/ (Depreciation)
SWAPS: INTEREST RATE
Interest Rate Swap[1]	Call	04/11/22	2.26%	Semi-annually	3-month USD LIBOR	Quarterly	$38,445	$466,226	$—	$466,226
Interest Rate Swap[1]	Call	05/08/22	2.28%	Semi-annually	3-month USD LIBOR	Quarterly	21,570	271,797	—	271,797
Interest Rate Swap[1]	Call	3 month 04/11/25	USD LIBOR	Quarterly	2.34%	Semi-annually	15,805	(466,507)	—	(466,507)
Interest Rate Swap[1]	Call	3 month 05/08/25	USD LIBOR	Quarterly	2.37%	Semi-annually	8,835	(273,373)	—	(273,373)

TOTAL SWAPS CONTRACTS							$84,655	$(1,857)	$—	$(1,857)

[1]	Centrally cleared.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund:

Net Asset Value:

The Net Asset Value (“NAV”) of each class of the Fund is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of the class of the Fund on each business day as of 4 p.m. ET.

Security Valuation:

Fixed-income securities for which market quotations are readily available are valued at prices as provided by independent pricing vendors or broker quotes. The Fund receives pricing information from independent pricing vendors approved by the Board of Trustees (the “Board” or the “Board of Trustees”). Securities with a demand feature exercisable within one to seven days are valued at par. The Fund also uses a benchmark pricing system to the extent vendors’ prices for their securities are either inaccurate (such as when the reported prices are different from recent known market transactions) or are not available from another pricing source. For a security priced using this system, the Adviser initially selects a proxy composed of a relevant security (i.e., U.S. Treasury Note) or benchmark (e.g., LIBOR) and a multiplier, divisor or margin that the Adviser believes would together best reflect changes in the market value of the security. The value of the security changes daily based on changes to the market price of the assigned benchmark. The benchmark pricing system is continuously reviewed by the Adviser and implemented according to the pricing policy reviewed by the Board. S&P 500 Index futures contracts are valued at the first sale price after 4 p.m. ET on the Chicago Mercantile Exchange. All other futures contracts are valued at the official settlement price of the exchange where it is traded. Equity securities, including depository receipts, are valued at the last reported sale price or the market’s closing price on the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the average of the bid and asked prices. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange or market determined by the Adviser to be the broadest and most representative market, which may be either a securities exchange or the over-the-counter market. Equity options are valued at the average of the bid and asked prices. Securities and other assets that cannot be valued as described above will be valued at their fair value as determined by the Adviser under guidelines established by and under the general supervision and responsibility of the Board.

Investments in registered open-ended investment companies, including those classified as money market funds, are valued based upon

December 2019 / 17

Intermediate Bond Fund

Schedule of Portfolio Investments

December 31, 2019 (Unaudited)

the reported NAV of such investments.

Fair value methods approved by the Board of Trustees include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the investments are purchased and sold. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used. In the event that the security or asset cannot be valued pursuant to one of the valuation methods established by the Board, the value of the security or asset will be determined in good faith by the Pricing Committee of the Board, generally based upon recommendation provided by the Adviser. When the Fund uses these fair valuation methods applied by the Adviser that use significant unobservable inputs to determine its NAV, securities will be priced by a method that the Board or persons acting at their direction believe accurately reflect fair value and are categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of a security. While the Fund’s policy is intended to result in a calculation of its NAV that fairly reflects security values as of the time of pricing, the Fund cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold.

Fair Value Measurements:

Various inputs are used in determining the fair value of investments, which are as follows:

* Level 1 - unadjusted quoted prices in active markets for identical securities

* Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

* Level 3 - significant unobservable inputs that are not corroborated by observable market data

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

In periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

18 / December 2019

Intermediate Bond Fund

Schedule of Portfolio Investments

December 31, 2019 (Unaudited)

The summary of inputs used to value the Fund’s investments and other financial instruments carried at fair value as of December 31, 2019 is as follows:

INTERMEDIATE BOND FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Investments in Securities
Assets
Short-Term Investments:
Commercial paper	$ —	$ 1,956,929	$ —	$ 1,956,929
Foreign Government Obligations	—	7,637,797	—	7,637,797
Money Market Funds	6,374,661	—	—	6,374,661
U.S. Treasury Bills	6,145,645	—	—	6,145,645
Long-Term Investments:
Asset-Backed Securities	—	46,960,794	—	46,960,794
Bank Loans	—	5,307,264	—	5,307,264
Common Stock	—	—	28,049	28,049
Corporates	—	210,427,434	—	210,427,434
Mortgage-Backed	—	156,088,575	—	156,088,575
Municipal Bonds	—	4,820,314	—	4,820,314
U.S. Agency Securities	—	225,760	—	225,760
U.S. Treasury Securities	326,612,638	14,422,997	—	341,035,635

Other Financial Instruments *
Assets:
Foreign currency exchange contracts	—	139,977	—	139,977
Interest rate contracts	56,587	738,023	—	794,610
Liabilities:
Interest rate contracts	(194,159)	(739,880)	—	(934,039)

Total	$338,995,372	$447,985,984	$28,049	$787,009,405

*Other financial instruments include foreign currency exchange contracts, futures and swaps. Interest rate contracts include futures and swaps.

Certain of the Fund’s investments are categorized as Level 3 investments with values derived utilizing prices from prior transactions or third party pricing information without adjustment for which such inputs are unobservable. A significant change in the unobservable inputs could result in a significantly lower or higher value in such Level 3 investments.

December 2019 / 19

Intermediate Bond Fund

Schedule of Portfolio Investments

December 31, 2019 (Unaudited)

For the period ended December 31, 2019, a reconciliation of Level 3 investments is presented when the Fund had a significant amount of 1evel 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

INTERMEDIATE BOND FUND	BANK LOANS	COMMON STOCK

Balance as of
April 1, 2019	$290,291	$68,119
Accrued discounts/premiums	15	—
Realized gain	57	—
Change in unrealized appreciation/(depreciation)*	837	(40,070)
Purchases	—	—
Sales	(291,200)	—
Transfers into Level 3**	—	—
Transfers out of Level 3**	—	—

Balance as of December 31, 2019	$—	$28,049

* The change in unrealized appreciation/(depreciation) on securities still held at December 31, 2019 was $(40,070) and is included in the related net realized gains/(losses) and net change in appreciation/(depreciation) in the Statements of Operations.

** There were no transfers between level 2 and 3 for the period ended December 31, 2019.

Significant unobservable valuations inputs for Level 3 investments as of December 31, 2019, are as follows:

INTERMEDIATE BOND FUND	FAIR VALUE AT 12/31/19	VALUATION TECHNIQUE*	UNOBSERV- ABLE INPUT	RANGE	WEIGHTED AVERAGE

Common Stock	$28,049	Third-party Vendor	Vendor Prices	$3.50	$3.50

* The valuation technique employed on the Level 3 securities involves the use of vendor prices, broker quotes and benchmark pricing. The Adviser monitors the third-party brokers and vendors using the valuation process.

20 / December 2019